CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ (3,725)	$ 1,026	$ (2,855)
Adjustments to reconcile net profit to net cash flows provided by operating activities:
Depreciation and goodwill amortization	1,856	1,731	1,893
Capital (gain) loss on disposal of fixed assets	(12)	85	101
Revaluation of long term loans	1	10	16
Decrease (increase) in deferred tax benefit	1,083	133	1,528
Changes in employee severance benefits, net	(150)	41	(59)
Decrease (increase) in trade receivables	2,145	171	(78)
Decrease (increase) in other receivables and prepaid expenses	(97)	249	(319)
Decrease (increase) in inventories	289	213	848
Increase (decrease) in trade payables	(561)	(1,396)	(1,441)
Increase (decrease) in other liabilities and accrued expenses	(664)	(543)	445
Net cash provided by operating activities	165	1,720	79
The subsidiary's assets and liabilities at date of sale:
Trade accounts receivable, net	289
Inventories	298
Prepaid and other current assets	107
Property, plant and equipments	537
Trade account payables	(604)
Other liabilities and accrued expenses	(159)
Long-term debts, including current maturities	(112)
Reclassification of foreign currency translation reserve upon disposal of a subsidiary	(276)
Non-controlling interest	191
Net Proceeds from subsidiaries' assets and liabilities at date of sale	271
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(42)	(69)	(212)
Purchase of fixed assets	(708)	(797)	(2,431)
Net cash used in investing activities	(750)	(866)	(2,643)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in short- term credit	1,589	(2,063)	1,352
Repayment of long-term loans	(680)	(207)	(806)
Proceeds from long-term loans	235	1,707	1,179
Repayment of credit from fixed asset payables	(671)	(505)	(477)
Net cash provided by (used in) financing activities	473	(1,068)	1,248
Effect of exchange rate on cash and cash equivalents	37	123	(69)
Net increase (decrease) in cash	196	(91)	(1,385)
Cash at beginning of the year	1,038	1,129	2,514
Cash at end of the year	1,234	1,038	1,129
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax paid		43	40
Interest paid	155	175	146
Non-cash activities:
Purchase of fixed assets	$ 90	$ 984	$ 523